Supplemental Balance Sheet Information - Accrued Expense and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Balance Sheet Information [Abstract]
Accrued Northwestern University License Agreements fee (Note 11)	$ 0	$ 1,500	$ 0
Accrued legal expenses	1,004	123	78
Accrued payroll-related expenses	513	423	499
Other accrued expenses	979	114	$ 131
Accrued expenses and other current liabilities	$ 2,496	$ 2,160